Statement of changes in equity - ZAR (R) R in Millions		Shareholders' equity	Share capital	Share repurchase programme	Share-based payment reserve	Investment fair value reserve	Foreign currency translation reserve	Cash flow hedge accounting reserve	Remeasurements on post-retirement benefit obligations	Retained earnings	Non-controlling interests in subsidiaries	Total
Balance at beginning of period at Jun. 30, 2017		R 211,711	R 29,282	R (2,641)	R (12,525)	R 33	R 23,285	R (647)	R (1,790)	R 176,714	R 5,523	R 217,234
Transactions with non-controlling shareholders											(51)	(51)
Movement in share-based payment reserve		989			989							989
Unwind of Sasol Inzalo transaction		557	(12,698)		6,999					6,256	(557)
Long-term incentives vested and settled					(605)					605
Implementation of Sasol Khanyisa transaction		2,953	1,832		1,121							2,953
Repurchase of shares			(2,641)	R 2,641
Total comprehensive (loss)/income for the year		14,727				10	5,215	827	(54)	8,729	1,433	16,160
Profit/(loss)		8,729								8,729	1,417	10,146
other comprehensive income for the year		5,998				10	5,215	827	(54)		16	6,014
Dividends paid		(7,952)								(7,952)	(725)	(8,677)
Balance at end of period at Jun. 30, 2018		222,985	15,775		(4,021)	43	28,500	180	(1,844)	184,352	5,623	228,608
Disposal of business		(52)					(52)					(52)
Movement in share-based payment reserve		1,552			1,552							1,552
Share-based payment expense		707			707							707
Sasol Khanyisa transaction		952			952							952
Deferred tax		(107)			(107)							(107)
Unwind of Sasol Inzalo transaction		(1,372)	(5,887)		3,452					1,063		(1,372)
Repurchase of shares			(5,887)		5,887
Final distribution to Sasol Inzalo Public		(1,372)								(1,372)		(1,372)
Shares-based payment reserve to retained earnings					(2,435)					2,435
Long-term incentives vested and settled					(573)					573
Total comprehensive (loss)/income for the year		5,377				89	1,530	(180)	(360)	4,298	1,785	7,162
Profit/(loss)		4,298								4,298	1,776	6,074
other comprehensive income for the year		1,079				89	1,530	(180)	(360)		9	1,088
Dividends paid		(8,580)								(8,580)	(1,523)	(10,103)
Balance at end of period at Jun. 30, 2019		219,910	9,888		410	132	29,978		(2,204)	181,706	5,885	225,795
Adjustment on initial application of IFRS 16,net of tax at Jun. 30, 2019	[1]	(290)								(290)		(290)
Restated balance at beginning of period at Jun. 30, 2019		219,620	9,888		410	132	29,978		(2,204)	181,416	5,885	225,505
Movement in share-based payment reserve		1,938			1,938							1,938
Share-based payment expense		878			878							878
Sasol Khanyisa transaction		1,068			1,068							1,068
Deferred tax		(8)			(8)							(8)
Long-term incentives vested and settled					(614)					614
Total comprehensive (loss)/income for the year		(67,220)				(83)	25,871	(1,771)	(128)	(91,109)	(134)	(67,354)
Profit/(loss)		(91,109)								(91,109)	(163)	(91,272)
other comprehensive income for the year		23,889				(83)	25,871	(1,771)	(128)		29	23,918
Dividends paid		(31)								(31)	(810)	(841)
Balance at end of period at Jun. 30, 2020		R 154,307	R 9,888		R 1,734	R 49	R 55,849	R (1,771)	R (2,332)	R 90,890	R 4,941	R 159,248

[1]	The adjustment on initial application of IFRS 16 'Leases' relates to the derecognition of the IAS 17 finance lease of Oxygen Train 17 and the recognition of the embedded derivative in the Oxygen Train 17 agreement with Air Liquide. Refer to note 1 for the impact of the adoption of IFRS 16.